Cash and Cash Equivalents - Summary of Net Cash and Cash Equivalents Shown After Deducting Bank Overdrafts and Accrued Interest (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and cash equivalents	£ 2,809	£ 3,139
Less overdrafts and accrued interest	(346)	(251)
Net cash and cash equivalents	£ 2,463	£ 2,888	£ 2,035	£ 2,328